INCOME TAXES (Scedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current tax expense (benefit):
Foreign	$ 2,814	$ (534)	$ (1,800)
Total current	2,814	(534)	(1,800)
Deferred tax expense (benefit):
Foreign	(27,556)	(8,854)	9,126
Total deferred	(27,556)	(8,854)	9,126
Income tax provision (benefit)	$ (24,742)	$ (9,388)	$ 7,326